Schedule of Property, Plant and Equipment and Right of use assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	₪ 86,509
Ending balance	103,133	₪ 86,509
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	23,969
Ending balance	26,406	23,969
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	97,997	57,565
Acquisitions as part of business combination	1,934	6,267
Additions during the year	26,389	34,165
Ending balance	126,320	97,997
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	27,115	4,996
Acquisitions as part of business combination		2,660
Additions during the year	6,655	19,459
Ending balance	33,770	27,115
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,488	4,095
Additions during the year	11,699	7,393
Ending balance	23,187	11,488
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,146	869
Additions during the year	4,218	2,277
Ending balance	7,364	3,146
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,232
Ending balance	5,323	3,232
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,961	904
Acquisitions as part of business combination	165	1,230
Additions during the year	2,687	1,827
Ending balance	6,813	3,961
Computer equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	729	160
Additions during the year	761	569
Ending balance	1,490	729
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,765
Ending balance	12,474	6,765
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,123	3,391
Acquisitions as part of business combination	22	341
Additions during the year	7,460	4,391
Ending balance	15,605	8,123
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,358	527
Additions during the year	1,773	831
Ending balance	3,131	1,358
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	52,543
Ending balance	58,930	52,543
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	58,798	48,274
Acquisitions as part of business combination	1,747	2,036
Additions during the year	9,587	8,488
Ending balance	70,132	58,798
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,255	2,539
Additions during the year	4,947	3,716
Ending balance	₪ 11,202	₪ 6,255